UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2026 to August 31, 2026

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2026

Voya Infrastructure, Industrials and Materials Fund

This report is intended for current holders. It is not a prospectus. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

Managed Distribution Policy

The Fund was granted exemptive relief by the U.S. Securities and Exchange Commission (the “Order”), which under the Investment Company Act of 1940, as amended (the “1940 Act”), permits the Fund to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than once per taxable year (“Managed Distribution Policy”). Pursuant to the Order, the Fund’s Board of Trustees (the “Board”) approved the Managed Distribution Policy and the Fund adopted the policy which allows the Fund to make periodic distributions of long-term capital gains.

Under the Managed Distribution Policy, the Fund makes monthly distributions of an amount equal to $0.100 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Plan.

The Managed Distribution Policy will be subject to periodic review by the Fund’s Board and the Board may amend or terminate the Managed Distribution Policy at any time without prior notice to the Fund’s shareholders; any such change or termination may have an adverse effect on the market price of the Fund’s shares.

The Fund may distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may include a return of capital. A return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amounts and sources of distribution and other related information. The amounts and sources of the distributions contained in a notice and press release are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at:https://individuals.voya.com/product/closed-end-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2026 (Unaudited)

ASSETS:
Investments in securities at fair value*	$205,723,955
Short-term investments at fair value†	1,466,000
Cash	20,206
Foreign currencies at value‡	881
Receivables:
Investment securities sold	813,515
Dividends	199,731
Interest	114
Foreign tax reclaims	289,610
Prepaid expenses	1,390
Reimbursement due from Investment Adviser	1,148
Other assets	9,967
Total assets	208,526,517

LIABILITIES:
Payable for investment management fees	196,865
Payable to trustees under the deferred compensation plan (Note 6)	9,967
Payable for trustee fees	521
Payable for foreign capital gains tax	78,916
Other accrued expenses and liabilities	81,575
Written options, at fair value^	244,045
Total liabilities	611,889
NET ASSETS	$207,914,628

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$145,676,174
Total distributable earnings	62,238,454
NET ASSETS	$207,914,628

* Cost of investments in securities	$148,583,120
† Cost of short-term investments	$1,466,000
‡ Cost of foreign currencies	$875
^ Premiums received on written options	$735,934

Net assets	$207,914,628
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	15,161,336
Net asset value	$13.71

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,395,853
Interest	326
Other	623
Total investment income	2,396,802

EXPENSES:
Investment management fees	1,156,601
Transfer agent fees	13,501
Shareholder reporting expense	34,476
Professional fees	40,343
Custody and accounting expense	28,730
Trustee fees	2,605
Miscellaneous expense	20,871
Total expenses	1,297,127
Waived and reimbursed fees	(8,299)
Net expenses	1,288,828
Net investment income	1,107,974
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	12,359,594
Foreign currency related transactions	(9,473)
Written options	360,112
Net realized gain	12,710,233

Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(17,793,701)
Foreign currency related transactions	(5,705)
Written options	2,409,727
Net change in unrealized appreciation (depreciation)	(15,389,679)
Net realized and unrealized loss	(2,679,446)
Decrease in net assets resulting from operations	$(1,571,472)

* Foreign taxes withheld	$227,948
^ Foreign capital gains taxes withheld	$61,038
# Increase in foreign capital gains taxes accrued	$157

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2026	Year Ended
	(Unaudited)	February 28, 2026
FROM OPERATIONS:
Net investment income	$1,107,974	$1,896,678
Net realized gain	12,710,233	18,458,520
Net change in unrealized appreciation (depreciation)	(15,389,679)	42,328,710
Increase (decrease) in net assets resulting from operations	(1,571,472)	62,683,908

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(9,094,798)	(18,052,663)
Return of capital	—	(134,921)
Total distributions	(9,094,798)	(18,187,584)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	69,296	—
Net increase in net assets resulting from capital share transactions	69,296	—
Net increase (decrease) in net assets	(10,596,974)	44,496,324

NET ASSETS:
Beginning of year or period	218,511,602	174,015,278
End of year or period	$207,914,628	$218,511,602

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance														Ratios and Supplemental Data
		Income
		(loss) from
		investment														Ratios to average
		operations				Less Distributions										net assets
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Accretion to net asset value due to tender offer	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period 000's	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3),(4)	Net investment income (loss)(3),(4)	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)
08-31-26+	14.42	0.07	•	(0.18)	(0.11)	0.07	0.53	—	0.60	—	13.71	13.13	(0.63)	(3.90)	207,915	1.23	1.23	1.05	32
02-28-26	11.48	0.13	•	4.01	4.14	0.01	1.18	0.01	1.20	—	14.42	14.28	39.01	50.08	218,512	1.28	1.23	1.01	65
02-28-25	11.72	0.15	•	0.84	0.99	0.20	0.57	0.46	1.23	—	11.48	10.53	9.92	17.70	174,015	1.28	1.22	1.32	67
02-29-24	11.26	0.19	•	1.19	1.38	0.23	0.22	0.47	0.92	—	11.72	10.04	14.30	13.42	177,615	1.31	1.22	1.69	76
02-28-23	12.53	0.23	•	(0.58)	(0.35)	0.19	0.18	0.55	0.92	—	11.26	9.72	(1.49)	(3.58)	176,800	1.25	1.22	2.00	72
02-28-22	12.28	0.20	•	0.94	1.14	0.20	0.41	0.31	0.92	0.03	12.53	11.05	9.79	1.10	206,804	1.32	1.30	1.54	64
02-28-21	11.60	0.18	•	1.42	1.60	0.15	—	0.77	0.92	—	12.28	11.76	16.49	28.50	227,471	1.23	1.22	1.57	58
02-29-20	13.74	0.23		(1.33)	(1.10)	0.25	0.15	0.64	1.04	—	11.60	10.07	(7.93)	(13.53)	223,662	1.22	1.22	1.72	36
02-28-19	16.38	0.23	•	(1.05)	(0.82)	0.22	1.60	—	1.82	—	13.74	12.70	(4.19)	(7.02)	264,942	1.23	1.23	1.56	78
02-28-18	15.38	0.20		1.96	2.16	0.20	0.76	0.20	1.16	—	16.38	15.60	14.55	20.89	315,765	1.21	1.21	1.21	23
02-28-17	13.59	0.20	•	2.98	3.18	0.21	0.13	1.05	1.39	—	15.38	13.88	26.18	33.53	296,598	1.22	1.22	1.37	32

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.
(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Infrastructure, Industrials and Materials Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Valuation Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest Income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such monthly distributions may also consist of return of capital. Under the Managed Distribution Policy, the Fund may make periodic distributions of long-term capital gains more frequently than once per taxable year. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

arrangements, established within the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended August 31, 2026.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2026, the total value of written OTC call options subject to Master Agreements in liability position was $244,045. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not pledge any cash collateral for its open written OTC call options at period end. There were no credit events for the period ended August 31, 2026 that triggered any credit related contingent features.

H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund generates premiums and seeks gains by writing options on ETFs or indexes on a portion of the value of the equity portfolio.

During the period ended August 31, 2026, the Fund had an average notional amount on written equity options of $74,164,931. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2026.

I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2026, excluding short-term securities, were $67,728,443 and $75,633,476, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.10% of the Fund’s average daily managed assets. For the purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2026 there were no preferred shares outstanding.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees to 1.22% of average daily managed assets.

The Expense Limitation Agreement is contractual through March 1, 2027. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Net increase
	Reinvestment	(decrease) in	Reinvestment
	of	shares	of	Net increase
	distributions	outstanding	distributions	(decrease)
Year or period ended	#	#	($)	($)
8/31/2026	5,016	5,016	69,296	69,296
2/28/2026	—	—	—	—

Share Repurchase Program

Effective April 1, 2026, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2027, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2025, the Fund could have purchased, over the one year period ended March 31, 2026, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES (continued)

repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.

For the period ended August 31, 2026 and the year ended February 28, 2026, the Fund had no repurchases.

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2026. The composition of distributions presented below may differ from amounts presented elsewhere in this report due to differences in calculations between GAAP (book) and tax.

The tax composition of dividends and distributions paid as of the Fund's most recent tax year-ends was as follows:

Tax Year Ended			Tax Year Ended
December 31, 2025			December 31, 2024
Ordinary	Long-term	Return of	Ordinary	Long-term	Return of
Income	Capital Gains	Capital	Income	Capital Gains	Capital
$4,023,215	$13,019,218	$1,145,151	$4,460,584	$7,191,653	$7,414,414

The tax-basis components of distributable earnings as of December 31, 2025, were:

Unrealized			Total
Appreciation/	Capital Loss		Distributable
(Depreciation)	Carryforward	Other	Earnings/(Loss)
$49,420,941	$—	$(1,556,606)	$47,864,335

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2026, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 9 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund may be adversely affected by market, economic, political, regulatory, public health, environmental, technological, or geopolitical events or conditions, including government actions, trade restrictions, tariffs, sanctions, wars or other conflicts, terrorism, civil unrest, financial institution difficulties or failures, cybersecurity incidents, supply chain disruptions, rapid technological developments such as artificial intelligence, and natural or environmental disasters. Because global markets and economies are increasingly interconnected, events in one country, region, or market may adversely affect issuers, securities markets, foreign exchange rates, interest rates, inflation, investor sentiment, or economies elsewhere, including markets to which the Fund has no direct exposure.

Such events may result in increased market volatility, reduced liquidity, market closures, trading restrictions, economic downturns, higher default rates, valuation difficulties, increased shareholder redemptions, or declines

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 9 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

in the value of the Fund’s investments. These events also may disrupt the operations of the Fund, its service providers, counterparties, or other market participants. The occurrence, duration, and effects of these events, and of governmental or regulatory responses to them, are difficult to predict and could cause the Fund to lose value.

NOTE 10 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

In September 2026, the FASB issued ASU No. 2026-03, Fair Value Measurement (Topic 820) - Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2026, the Fund made distributions of:

Per Share	Declaration	Payable	Record
Amount	Date	Date	Date
$0.100	8/17/2026	9/15/2026	9/1/2026
$0.100	9/15/2026	10/15/2026	10/1/2026
$0.100	10/15/2026	11/16/2026	11/2/2026

Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the monthly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.5%
	Australia: 2.6%
2,463	Anglogold Ashanti PLC	$276,659	0.1
50,164	BHP Group Ltd. - Class DI	2,359,297	1.1
6,694	Rio Tinto Ltd.	836,664	0.4
169,493	South32 Ltd.	623,604	0.3
190,276	Telstra Group Ltd.	636,203	0.3
70,335	Transurban Group	719,799	0.4
		5,452,226	2.6
	Brazil: 1.1%
88,220	Axia Energia SA	904,410	0.5
88,100	Cia Paranaense de Energia - Copel	252,659	0.1
28,200	Equatorial SA	200,552	0.1
115,400	TIM SA	416,251	0.2
3,211	Wheaton Precious Metals Corp.	483,961	0.2
		2,257,833	1.1
	Canada: 5.7%
3,899	Agnico Eagle Mines Ltd.	791,165	0.4
6,821	Alamos Gold, Inc. - Class A	249,916	0.1
29,481	Barrick Mining Corp.	1,322,226	0.6
2,179 (1)	Bombardier, Inc. - Class B	471,411	0.2
6,737	Canadian National Railway Co.	841,183	0.4
5,690	Canadian Pacific Kansas City Ltd.	527,104	0.3
22,162	CCL Industries, Inc. - Class B	1,487,114	0.7
886 (1)	Celestica, Inc.	265,835	0.1
28,563	Keyera Corp.	1,238,805	0.6
33,583	Kinross Gold Corp.	1,028,365	0.5
5,790	Pan American Silver Corp.	300,665	0.2
6,357	Rogers Communications, Inc. - Class B	234,520	0.1
10,826	Stantec, Inc.	789,327	0.4
12,134	TC Energy Corp.	759,759	0.4
12,415	Teck Resources Ltd. -Class B	846,597	0.4
4,465	WSP Global, Inc.	606,469	0.3
		11,760,461	5.7
	Chile: 0.4%
2,399,055	Enel Chile SA	205,634	0.1
27,272	Lundin Mining Corp.	730,231	0.3
		935,865	0.4
	China: 4.0%
52,000	AAC Technologies Holdings, Inc.	294,280	0.1
152,000	Beijing Enterprises Holdings Ltd.	626,313	0.3
85,800 (2)	BOC Aviation Ltd.	820,327	0.4
16,100	China Gold International Resources Corp. Ltd.	524,139	0.3
505,500	China National Chemical Engineering Co. Ltd. -Class A	559,425	0.3

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	China (continued)
111,000	CMOC Group Ltd. - Class H	$236,506	0.1
3,300	Contemporary Amperex Technology Co. Ltd. - Class H	250,930	0.1
898,000	CRRC Corp. Ltd. - Class H	611,389	0.3
542,000	Guangdong Investment Ltd.	611,509	0.3
92,200	NARI Technology Co. Ltd. - Class A	314,981	0.2
100,100	Sany Heavy Industry Co. Ltd. - Class A	297,846	0.1
21,344	Shanghai BOCHU Electronic Technology Corp. Ltd. - Class A	314,139	0.2
66,000	Shanjin International Gold Co. Ltd. - Class A	258,115	0.1
44,000	Sinotruk Hong Kong Ltd.	225,264	0.1
292,200	TCL Technology Group Corp. - Class A	221,170	0.1
73,100	Yealink Network Technology Corp. Ltd. -Class A	450,224	0.2
84,500	Zhejiang Chint Electrics Co. Ltd. - Class A	322,559	0.2
121,080	Zhejiang Dahua Technology Co. Ltd. -Class A	295,539	0.1
47,100	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	189,468	0.1
130,000	Zijin Mining Group Co. Ltd. - Class H	606,174	0.3
201,300	Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	200,232	0.1
		8,230,529	4.0
	Finland: 0.4%
21,736	Nokia Oyj	221,066	0.1
20,416	Wartsila Oyj Abp	659,486	0.3
		880,552	0.4
	France: 3.9%
5,657	Air Liquide SA	1,112,868	0.5
1,605	Airbus SE	366,300	0.2
2,677	Eiffage SA	338,084	0.2
22,566	Engie SA	644,620	0.3
47,504	Getlink SE	1,039,455	0.5
1,242	Legrand SA	197,056	0.1
27,824	Rexel SA	1,159,798	0.5
4,912	Safran SA	1,919,804	0.9
2,206	Thales SA	625,677	0.3
19,882	Veolia Environnement SA	751,568	0.4
		8,155,230	3.9
	Germany: 4.5%
18,108	Daimler Truck Holding AG	980,602	0.5
13,345	Deutsche Post AG, Reg	866,816	0.4
68,087	Deutsche Telekom AG, Reg	2,237,590	1.1
477	MTU Aero Engines AG	194,495	0.1

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
9,929	RWE AG	$675,341	0.3
8,667	Siemens AG, Reg	2,873,180	1.4
8,826	Siemens Energy AG	1,453,707	0.7
		9,281,731	4.5
	Hong Kong: 0.3%
82,000	Power Assets Holdings Ltd.	629,573	0.3

	India: 1.7%
7,016	Asian Paints Ltd.	195,015	0.1
113,445	Bharat Electronics Ltd.	493,404	0.2
4,772	Cummins India Ltd.	255,569	0.1
224,891	GAIL India Ltd.	418,795	0.2
17,661	Hindustan Aeronautics Ltd.	890,248	0.4
12,287	Pidilite Industries Ltd.	217,653	0.1
130,498	Power Grid Corp. of India Ltd.	361,142	0.2
1,036	Solar Industries India Ltd.	218,704	0.1
43,445	Vedanta Aluminium Metal Ltd.	198,622	0.1
109,842	Vedanta Ltd.	320,845	0.2
		3,569,997	1.7

	Ireland: 0.1%
2,156	AerCap Holdings NV	314,647	0.1

	Israel: 0.2%
505	Elbit Systems Ltd.	355,277	0.2

	Italy: 1.0%
118,411	Snam SpA	796,889	0.4
106,522	Terna - Rete Elettrica Nazionale	1,204,686	0.6
		2,001,575	1.0

	Japan: 8.4%
23,100	ANA Holdings, Inc.	438,399	0.2
78,000	Asahi Kasei Corp.	798,402	0.4
42,500	Central Japan Railway Co.	1,053,579	0.5
18,900	FANUC Corp.	708,204	0.4
7,400	Fujikura Ltd.	252,306	0.1
40,900	Hitachi Ltd.	1,388,505	0.7
1,700	Ibiden Co. Ltd.	214,718	0.1
108,700	JFE Holdings, Inc.	1,253,258	0.6
12,300	KDDI Corp.	227,215	0.1
3,700	Keyence Corp.	1,927,870	0.9
9,000	Komatsu Ltd.	416,225	0.2
27,200	Makita Corp.	898,629	0.4
74,500	Mitsubishi Chemical Group Corp.	558,628	0.3
9,500	Mitsubishi Electric Corp.	328,954	0.2
8,400	Mitsubishi Heavy Industries Ltd.	203,553	0.1
15,700	Murata Manufacturing Co. Ltd.	697,710	0.3
7,400	Nippon Sanso Holdings Corp.	262,090	0.1
252,300	Nippon Telegraph & Telephone Corp.	272,042	0.1
56,500	Nitto Denko Corp.	1,233,898	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
20,800	Shin-Etsu Chemical Co. Ltd.	$778,766	0.4
1,100	SMC Corp.	482,176	0.2
491,500	SoftBank Corp.	728,031	0.4
27,200	SoftBank Group Corp.	876,238	0.4
34,000	Sumitomo Corp.	379,540	0.2
4,000	Sumitomo Metal Mining Co. Ltd.	275,958	0.1
20,700	TDK Corp.	396,380	0.2
10,700	Yokogawa Electric Corp.	340,187	0.2
		17,391,461	8.4

	Kuwait: 0.3%
269,993	Mobile Telecommunications Co. KSCP	528,416	0.3

	Malaysia: 0.1%
108,100	MISC Bhd	212,656	0.1

	Mexico: 0.1%
4,415	Industrias Penoles SAB de CV	233,213	0.1

	Netherlands: 0.6%
264,666	Koninklijke KPN NV	1,270,660	0.6

	Philippines: 0.1%
12,985	PLDT, Inc.	235,098	0.1

	Qatar: 0.5%
649,196	Mesaieed Petrochemical Holding Co.	193,988	0.1
90,815	Nebras Energy	339,465	0.1
163,461	Ooredoo QPSC	567,942	0.3
		1,101,395	0.5

	Russia: 0.0%
267,141 (1)(3)	Alrosa PJSC	0	0.0
4,101,092 (1)(3)	Inter RAO UES PJSC	0	0.0
124,960 (1)(3)	Mobile TeleSystems PJSC	0	0.0
		0	0.0

	Saudi Arabia: 0.1%
12,966	Etihad Etisalat Co.	230,030	0.1

	South Africa: 0.7%
6,534	Anglo American PLC	370,414	0.2
13,081	Gold Fields Ltd.	607,545	0.3
20,208	Harmony Gold Mining Co. Ltd.	396,276	0.2
		1,374,235	0.7

	South Korea: 1.7%
431	HD Hyundai Electric Co. Ltd.	244,500	0.1
1,762	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	447,069	0.2
2,235	Hyundai Rotem Co. Ltd.	221,601	0.1
1,843	LG Chem Ltd.	375,790	0.2
3,305	LG Corp.	287,108	0.2
55,675	LG Uplus Corp.	608,636	0.3
5,650	Posco International Corp.	221,276	0.1

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
881	Samsung C&T Corp.	$239,715	0.1
416	Samsung Electro-Mechanics Co. Ltd.	438,724	0.2
535	SK Square Co. Ltd.	399,989	0.2
		3,484,408	1.7
	Spain: 2.0%
6,359	ACS Actividades de Construccion y Servicios SA	752,399	0.3
45,859 (2)	Aena SME SA	1,405,685	0.7
12,040 (2)	Cellnex Telecom SA	369,259	0.2
8,444	Iberdrola SA	196,591	0.1
22,107	Naturgy Energy Group SA	755,758	0.4
38,372	Red Electrica Corp. SA	680,115	0.3
		4,159,807	2.0
	Sweden: 2.6%
14,858	Atlas Copco AB - Class A	318,881	0.2
9,804	Boliden AB	576,734	0.3
25,575	Sandvik AB	1,024,715	0.5
11,883	Skanska AB - Class B	337,143	0.2
46,732	SKF AB - Class B	1,351,798	0.6
32,220	Telefonaktiebolaget LM Ericsson - Class B	326,319	0.2
60,498	Telia Co. AB	275,083	0.1
31,451	Volvo AB - Class B	1,134,445	0.5
		5,345,118	2.6
	Switzerland: 2.2%
28,076	ABB Ltd., Reg	2,749,357	1.3
644	EMS-Chemie Holding AG	628,978	0.3
1,344	Sika AG, Reg	318,791	0.2
2,214	TE Connectivity PLC	454,423	0.2
617 (2)	VAT Group AG	458,236	0.2
		4,609,785	2.2
	Taiwan: 1.9%
4,000	Accton Technology Corp.	256,090	0.1
5,000	Chroma ATE, Inc.	309,059	0.2
27,000	Delta Electronics, Inc.	1,566,399	0.8
138,000	Hon Hai Precision Industry Co. Ltd.	1,086,998	0.5
2,000	Largan Precision Co. Ltd.	481,556	0.2
12,000	Yageo Corp.	206,031	0.1
		3,906,133	1.9
	Thailand: 0.3%
64,200	Delta Electronics Thailand PCL	480,431	0.2
445 (1)	Fabrinet	183,754	0.1
		664,185	0.3
	United Arab Emirates: 0.3%
974,791	Dubai Electricity & Water Authority PJSC	715,950	0.3

	United Kingdom: 3.3%
59,113	BAE Systems PLC	1,621,801	0.8
41,500	CK Hutchison Holdings Ltd.	370,562	0.2
17,990	National Grid PLC	283,809	0.1
137,760	Rolls-Royce Holdings PLC	2,799,847	1.3

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
29,994	Smiths Group PLC	$1,048,277	0.5
10,558	TechnipFMC PLC	825,108	0.4
		6,949,404	3.3
	United States: 45.9%
5,798	American Electric Power Co., Inc.	709,849	0.3
7,914	AMETEK, Inc.	1,861,135	0.9
7,538	Amphenol Corp. - Class A	1,195,150	0.6
13,779 (1)	Arista Networks, Inc.	2,696,413	1.3
41,187	AT&T, Inc.	1,066,331	0.5
353 (1)	Axon Enterprise, Inc.	199,996	0.1
15,320	Baker Hughes Co.	973,586	0.5
2,804 (1)	Bloom Energy Corp. -Class A	578,465	0.3
3,042 (1)	Boeing Co.	632,067	0.3
1,004	Carlisle Cos., Inc.	347,966	0.2
5,493	Carrier Global Corp.	319,802	0.2
3,197	Caterpillar, Inc.	2,549,512	1.2
2,146	Cheniere Energy, Inc.	625,967	0.3
1,786 (1)	Ciena Corp.	683,681	0.3
30,217	Cisco Systems, Inc.	3,338,676	1.6
12,281	CMS Energy Corp.	835,845	0.4
11,869	Coeur Mining, Inc.	246,638	0.1
1,779 (1)	Coherent Corp.	494,260	0.2
24,829	Comcast Corp. - Class A	660,948	0.3
588	Comfort Systems USA, Inc.	908,825	0.4
1,416	Constellation Energy Corp.	389,074	0.2
6,309	Corning, Inc.	938,338	0.5
4,638	CSX Corp.	234,265	0.1
1,067	Cummins, Inc.	602,215	0.3
714	Curtiss-Wright Corp.	415,926	0.2
326	Deere & Co.	213,501	0.1
14,264	Delta Air Lines, Inc.	1,112,592	0.5
8,366	Duke Energy Corp.	1,003,167	0.5
7,271	DuPont de Nemours, Inc.	978,604	0.5
3,963	Eaton Corp. PLC	1,592,650	0.8
2,400	Ecolab, Inc.	679,680	0.3
22,586	Edison International	1,219,192	0.6
996	EMCOR Group, Inc.	731,602	0.4
12,317	Emerson Electric Co.	1,877,603	0.9
6,011	Entergy Corp.	639,029	0.3
11,341	Evergy, Inc.	918,848	0.4
17,962	Eversource Energy	1,259,855	0.6
17,447	Exelon Corp.	762,783	0.4
1,253 (1)	F5, Inc.	510,134	0.2
1,809	FedEx Corp.	592,267	0.3
4,086 (1)	Flex Ltd.	446,396	0.2
25,263	Fortive Corp.	1,486,475	0.7
23,882	Freeport-McMoRan, Inc.	1,808,823	0.9
2,313	GE Vernova, Inc.	2,078,300	1.0
1,089	General Dynamics Corp.	404,400	0.2
9,581	General Electric Co.	3,216,438	1.5
16,544	Graco, Inc.	1,281,002	0.6
35,850	Halliburton Co.	1,321,072	0.6
2,220	HEICO Corp.	735,153	0.4
3,226 (1)	Honeywell Aerospace, Inc.	510,063	0.2

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
3,892	Honeywell International, Inc.	$831,059	0.4
4,628	Howmet Aerospace, Inc.	1,133,629	0.5
996	Hubbell, Inc.	451,188	0.2
1,782	IDEX Corp.	407,436	0.2
16,184	Ingersoll Rand, Inc.	1,246,977	0.6
5,775	Johnson Controls International PLC	798,336	0.4
5,060 (1)	Keysight Technologies, Inc.	1,632,862	0.8
29,321	Kinder Morgan, Inc.	945,309	0.5
2,045	L3Harris Technologies, Inc.	544,481	0.3
4,874	Linde PLC US	2,386,213	1.2
506	Lockheed Martin Corp.	283,982	0.1
516 (1)	Lumentum Holdings, Inc.	472,016	0.2
12,514	Newmont Corp.	1,577,515	0.8
8,651	NextEra Energy, Inc.	712,323	0.3
34,697	NiSource, Inc.	1,419,801	0.7
3,843	Nordson Corp.	1,236,370	0.6
929	Nucor Corp.	231,916	0.1
3,609	Old Dominion Freight Line, Inc.	721,656	0.4
5,842	ONEOK, Inc.	560,890	0.3
2,304	Parker-Hannifin Corp.	2,256,630	1.1
4,417	Pentair PLC	267,052	0.1
86,685	PG&E Corp.	1,150,310	0.6
5,950	PPG Industries, Inc.	667,411	0.3
20,234	PPL Corp.	690,586	0.3
1,056	Quanta Services, Inc.	641,087	0.3
4,586 (1)	Rocket Lab Corp.	293,137	0.1
2,690	Rockwell Automation, Inc.	1,141,717	0.6
8,303	RPM International, Inc.	864,342	0.4
8,477	RTX Corp.	1,760,927	0.8
5,526	Schneider Electric SE	1,891,440	0.9
2,311	Sempra Energy	188,809	0.1
5,466	Smurfit WestRock PLC	256,355	0.1
1,924 (1)	Space Exploration Technologies Corp. - Class A	276,460	0.1
785	Steel Dynamics, Inc.	182,607	0.1
7,448	Textron, Inc.	600,011	0.3
9,760	T-Mobile US, Inc.	1,761,094	0.9
3,976	Trane Technologies PLC	1,766,934	0.9
25,271 (1)	Uber Technologies, Inc.	1,911,751	0.9
8,624	Union Pacific Corp.	2,592,978	1.3
42,189	Verizon Communications, Inc.	2,110,294	1.0
4,864	Vertiv Holdings Co. - Class A	1,258,414	0.6
3,101	Vistra Corp.	425,984	0.2
2,919	Westinghouse Air Brake Technologies Corp.	834,630	0.4
14,544	Williams Cos., Inc.	1,091,527	0.5
		95,361,005	45.9

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Zambia: 0.5%
29,879 (1)	First Quantum Minerals Ltd.	$993,847	0.5
	Total Common Stock
	(Cost $146,069,952)	202,592,302	97.5

EXCHANGE-TRADED FUNDS: 1.5%
19,490	iShares MSCI ACWI ETF	3,131,653	1.5
	Total Exchange-Traded Funds
	(Cost $2,513,168)	3,131,653	1.5
	Total Long-Term Investments
	(Cost $148,583,120)	205,723,955	99.0

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,466,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.580%
	(Cost $1,466,000)	$1,466,000	0.7
	Total Short-Term Investments
	(Cost $1,466,000)	1,466,000	0.7
	Total Investments in Securities
	(Cost $150,049,120)	$207,189,955	99.7
	Assets in Excess of Other Liabilities	724,673	0.3
	Net Assets	$207,914,628	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of August 31, 2026.

Percentage
Sector Diversification	of Net Assets
Industrials	46.3%
Materials	16.8
Information Technology	11.5
Utilities	11.4
Communication Services	7.5
Energy	4.0
Exchange-Traded Funds	1.5
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	August 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,452,226	$—	$5,452,226
Brazil	2,257,833	—	—	2,257,833
Canada	11,760,461	—	—	11,760,461
Chile	935,865	—	—	935,865
China	—	8,230,529	—	8,230,529
Finland	—	880,552	—	880,552
France	—	8,155,230	—	8,155,230
Germany	—	9,281,731	—	9,281,731
Hong Kong	—	629,573	—	629,573
India	198,622	3,371,375	—	3,569,997
Ireland	314,647	—	—	314,647
Israel	—	355,277	—	355,277
Italy	—	2,001,575	—	2,001,575
Japan	—	17,391,461	—	17,391,461
Kuwait	—	528,416	—	528,416
Malaysia	212,656	—	—	212,656
Mexico	233,213	—	—	233,213
Netherlands	—	1,270,660	—	1,270,660
Philippines	—	235,098	—	235,098
Qatar	339,465	761,930	—	1,101,395
Russia	—	—	0	0
Saudi Arabia	—	230,030	—	230,030
South Africa	—	1,374,235	—	1,374,235
South Korea	—	3,484,408	—	3,484,408
Spain	—	4,159,807	—	4,159,807
Sweden	—	5,345,118	—	5,345,118
Switzerland	454,423	4,155,362	—	4,609,785
Taiwan	—	3,906,133	—	3,906,133
Thailand	183,754	480,431	—	664,185
United Arab Emirates	—	715,950	—	715,950
United Kingdom	825,108	6,124,296	—	6,949,404
United States	93,469,565	1,891,440	—	95,361,005
Zambia	993,847	—	—	993,847
Total Common Stock	112,179,459	90,412,843	0	202,592,302
Exchange-Traded Funds	3,131,653	—	—	3,131,653
Short-Term Investments	1,466,000	—	—	1,466,000
Total Investments, at fair value	$116,777,112	$90,412,843	$0	$207,189,955
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(244,045)	$—	$(244,045)
Total Liabilities	$—	$(244,045)	$—	$(244,045)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (CONTINUED)

At August 31, 2026, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
iShares MSCI EAFE ETF	Citibank N.A.	Call	09/17/26	USD	109.500	225,431	USD	24,222,561	$164,565	$(98,546)
iShares MSCI Emerging Markets ETF	Goldman Sachs International	Call	09/17/26	USD	68.950	211,648	USD	14,184,649	183,456	(109,325)
State Street Industrial Select Sector SPDR ETF	Citibank N.A.	Call	09/03/26	USD	185.970	103,541	USD	18,133,135	177,314	(9)
State Street Materials Select Sector SPDR ETF	Citibank N.A.	Call	09/03/26	USD	52.930	146,176	USD	7,702,013	109,456	(36,079)
State Street Utilities Select Sector SPDR ETF	UBS AG	Call	09/03/26	USD	45.440	169,021	USD	7,137,757	101,143	(86)
									$735,934	$(244,045)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$244,045
Total Liability Derivatives		$244,045

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$360,112
Total	$360,112

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$2,409,727
Total	$2,409,727

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2026:

	Citibank N.A.	Goldman Sachs International	UBS AG	Total
Liabilities:
Written options	$134,634	$109,325	$86	$244,045
Total Liabilities	$134,634	$109,325	$86	$244,045
Net OTC derivative instruments by counterparty, at fair value	$(134,634)	$(109,325)	$(86)	$(244,045)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$–
Net Exposure(1)	$(134,634)	$(109,325)	$(86)	$(244,045)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $149,487,736.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$62,700,947
Gross Unrealized Depreciation	(5,240,110)
Net Unrealized Appreciation	$57,460,837

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

An annual meeting of shareholders of Voya Infrastructure, Industrials and Materials Fund was held virtually on August 4, 2026.

Proposal:

1. To elect three nominees to the Board of Trustees to the Fund as Class II Trustees

			Shares voted
			against or	Shares	Broker	Total Shares
	Proposal	Shares voted for	withheld	abstained	non-vote	Voted
Voya Infrastructure, Industrials and Materials Fund

Jody T. Foster	1*	9,344,915.368	992,028.000	236,999.000	0.000	10,573,942.368

Joseph E. Obermeyer	1*	9,178,778.368	1,066,399.000	328,765.000	0.000	10,573,942.368

Christian G. Wilson	1*	9,989,700.368	260,782.000	323,460.000	0.000	10,573,942.368

*Proposal Passed

ADDITIONAL INFORMATION (UNAUDITED)

Fund Changes

The following information is a summary of certain changes as of August 31, 2026. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies. During the period, there have been no changes to the persons primarily responsible for the day-to-day management of the Fund.

Additional Information

The Fund may lend portfolio securities in an amount equal to up to 331∕3% of its managed assets to broker dealers or other institutional borrowers, in exchange for cash collateral and fees. The Fund may use the cash collateral in connection with the Fund’s investment program as approved by the Investment Adviser, including generating cash to cover collateral posting requirements. Although the Fund has no current intention to do so, it may use the cash collateral to generate additional income. The use of cash collateral in connection with the Fund’s investment program may have a leveraging effect on the Fund, which would increase the volatility of the Fund and could reduce its returns and/or cause a loss.

The Fund intends to engage in lending portfolio securities only when such lending is secured by cash or other permissible collateral in an amount at least equal to the market value of the securities loaned. The Fund will maintain cash, cash equivalents or liquid securities holdings in an amount sufficient to cover its repayment obligation with respect to the collateral, marked to market on a daily basis.

Securities lending involves the risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Sub-Adviser to be at least investment grade. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Application of Control Share Provisions of the Delaware Statutory Trust Act

Under Delaware law, which became automatically applicable to listed closed-end funds such as the Fund upon its effective date of August 1, 2022 (the “DSTA Control Share Statute”), if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an aggregate amount that equals or exceeds certain percentage thresholds specified under the DSTA Control Share Statute (beginning at 10% or more of the Fund’s shares) (“control share acquisitions”), the shareholder’s ability to vote certain of these shares will be limited by operation of state law unless action is taken by the Board of Trustees or by a vote of shareholders of the Fund to exempt such shares from the provisions of the statute. The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition. The Fund may have no or only a limited ability to identify when a control share acquisition has occurred absent notice from a shareholder of a control share acquisition. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

Key Financial Dates — Calendar 2026 Distributions:

Declaration Date	Ex Date	Record Date	Payable Date
January 15, 2026	February 2, 2026	February 2, 2026	February 17, 2026
February 17, 2026	March 2, 2026	March 2, 2026	March 16, 2026
March 16, 2026	April 1, 2026	April 1, 2026	April 15, 2026
April 15, 2026	May 1, 2026	May 1, 2026	May 15, 2026
May 15, 2026	June 1, 2026	June 1, 2026	June 15, 2026
June 15, 2026	July 1, 2026	July 1, 2026	July 15, 2026
July 15, 2026	August 3, 2026	August 3, 2026	August 17, 2026
August 17, 2026	September 1, 2026	September 1, 2026	September 15, 2026
September 15, 2026	October 1, 2026	October 1, 2026	October 15, 2026
October 15, 2026	November 2, 2026	November 2, 2026	November 16, 2026
November 16, 2026	December 1, 2026	December 1, 2026	December 15, 2026
December 15, 2026	December 30, 2026	December 30, 2026	January 15, 2027

Dates are subject to change.

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IDE).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/ or purchase shares to correct erroneous transactions.

Number of Shareholders

The number of record holders of common stock as of August 31, 2026 was 5, which does not include approximately 11,527 beneficial owners of shares held in the name of brokers or other nominees.

Certifcations

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on August 28, 2026 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
Computershare, Inc.	Ropes & Gray LLP
480 Washington Boulevard	Prudential Tower
Jersey City, New Jersey 07310-1900	800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	163317 (0826)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2026	0	$0.00	0	1,179,319
April 1-30, 2026	0	$0.00	0	1,179,319
May 1-31, 2026	0	$0.00	0	1,179,319
June 1-30, 2026	0	$0.00	0	1,179,319
July 1-31, 2026	0	$0.00	0	1,179,319
Aug 1-31, 2026	0	$0.00	0	1,179,319
Total	0		0

* Effective April 1, 2026, the Registrant announced the Fund could purchase up to 10% of its stock in open-market transactions through March 31, 2027.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	Notices to the registrant's common shareholders in accordance with the order under Section 6(c) of the Investment Company Act of 1940 (the “1940 Act”) granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated August 16, 2011.[1]

(c)(1)	March 2026

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund's common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

(c)(2)	April 2026

(c)(3)	May 2026

(c)(4)	June 2026

(c)(5)	July 2026

(c)(6)	August 2026

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Infrastructure, Industrials and Materials Fund

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: November 9, 2026